N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments October 31, 2014 (unaudited)
	Principal Amount	Fair Value
MUNICIPAL BONDS (93.6%)

Education (1.9%)
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	$200,000	$216,506
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	283,317
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	529,910
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	110,700
		1,140,433
General Obligation (40.3%)
Atchison Cnty KS Unif Sch Dist #409 Ref & Impt Ser A 4.000% 09/01/25	500,000	556,100
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	654,869
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	577,935
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	114,667
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	109,804
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	561,437
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	366,522
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	107,926
Dodge KS Sch Dist #443 4.000% 09/01/16	120,000	123,686
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	283,112
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	422,970
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	280,157
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	522,560
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	666,451
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	278,960
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	234,232
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,170,750
Jackson Cnty KS USD#336 5.000% 09/01/29	250,000	282,210
Jackson Cnty KS USD#336 5.000% 09/01/34	250,000	277,442
Johnson & Miami Cnty KS Unif Sch Dist #230 5.500% 09/01/30	500,000	595,335
Johnson Cnty KS USD# 231 5.000% 10/01/25	250,000	295,952
Johnson Cnty KS USD #231 Unrefunded Ref & Impt Ser A 5.000% 10/01/24	400,000	400,868
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	519,830
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	104,063
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	168,543
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	266,287
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	111,327
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	111,056
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	109,884
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	237,328
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	331,377
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,118,930
Leavenworth Cnty KS Sch Dist #469 4.000% 09/01/30	320,000	340,528
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	115,211
Manhattan KS GO 5.000% 11/01/28	130,000	144,549
Miami Cnty KD USD #368 5.000% 09/01/27	250,000	283,507
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	299,068
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	280,750
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	263,860
Newton KS Unlimited GO 5.000% 09/01/21	100,000	116,804
Newton KS Unlimited GO 4.750% 09/01/29	435,000	479,875
Olathe KS GO 4.000% 10/01/19	100,000	105,900
Park City KS 5.100% 12/01/20	200,000	232,184
Park City KS 5.500% 12/01/24	100,000	114,856
Park City KS 6.000% 12/01/29	500,000	578,530
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	280,305
Reno County Kansas GO 4.000% 09/01/23	175,000	188,569
Salina KS GO 4.625% 10/01/27	200,000	212,666
Sedgwick Cnty KS USD #261 5.000% 11/01/21	250,000	274,795
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	279,592
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	115,274
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	559,477
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	16,658
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	827,865
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	269,888
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	595,093
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	410,983
Seward Cnty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	553,750
Seward Cty., KS USD #480 GO 5.000% 09/01/34	500,000	559,630
Seward Cty., KS USD #480 GO 5.000% 09/01/33	500,000	555,975
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	682,543
Shawnee Cnty KS USD #345 (Seaman) GO 5.000% 9/01/25	250,000	298,483
Wichita KS GO 4.500% 09/01/22	150,000	162,566
Wichita KS GO 4.750% 09/01/27	180,000	195,221
Wyandotte Cnty KS GO 5.000% 08/01/19	150,000	160,236
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	272,613
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	544,235
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	116,446
Wyandotte Cnty KS USD #202 5.000% 09/01/25	250,000	297,320
		23,748,375
Health Care (20.0%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,067,040
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	278,735
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	285,863
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	113,349
KS Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	250,558
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	530,890
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 11/15/22	500,000	515,985
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/32	410,000	430,586
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	524,080
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/25	250,000	269,960
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,062,990
KS Devl Fin Auth (Univ of KS Hosp Auth) 5.000% 03/01/28	755,000	819,439
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. 4.125% 11/15/27	100,000	106,270
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	516,905
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	308,628
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	542,545
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	286,920
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	284,035
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	556,520
Olathe KS Health Fac Rev (Med Ctr) 5.000% 09/01/29	500,000	524,425
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	268,813
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/28	250,000	261,110
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/30	445,000	463,574
Sedgwick Cnty KS Health Care Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,036,420
Univ KS Hosp Auth 5.000% 09/01/26	100,000	105,087
Wichita KS (Via Christi Health Sys) Rev 5.000% 11/15/29	300,000	364,989
		11,775,716
Housing (0.5%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	55,000	55,030
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	205,000	205,059
		260,089
Other Revenue (19.5%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	164,430
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	353,009
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	381,087
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	107,151
*Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,109,700
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	526,375
KS Dev Fin Auth Athletic Fac Rev (K-St Athletics Inc) 5.000% 07/01/32	250,000	266,328
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,019
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,356,333
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	546,350
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	271,573
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	261,373
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 4.500% 11/01/17	125,000	138,759
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	389,340
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	257,068
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	270,845
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	273,130
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	125,000	135,666
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	536,400
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	546,075
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,104,330
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	538,860
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	287,719
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	647,238
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	558,895
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	441,304
		11,489,357
Transportation (0.7%)
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	273,898
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	105,000	116,085
		389,983
Utilities (10.7%)
Burlington KS Envrn Impt Rev Kansas City Power & Lights 4.650% 09/01/35	300,000	302,103
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	260,213
*KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,151,550
Kansas Power Pool Elec Util Rev 4.500% 12/01/28	500,000	525,090
Kansas Power Pool Elec Util Rev 5.000% 12/01/31	750,000	799,178
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	268,939
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	323,583
Wichita KS Wtr & Swr Rev 4.000% 10/01/18	200,000	219,040
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	224,336
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	557,730
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	276,253
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,411,050
		6,319,065

TOTAL MUNICIPAL BONDS (COST: $51,777,044)		$55,123,018

SHORT-TERM SECURITIES (5.4%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $3,187,125)	3,187,125	$3,187,125

TOTAL INVESTMENTS IN SECURITIES (COST: $54,964,169) (99.0%)		$58,310,143
OTHER ASSETS LESS LIABILITIES (1.0%)		593,034

NET ASSETS (100.0%)		$58,903,177

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of October 31, 2014.

NEBRASKA MUNICIPAL FUND
Schedule of Investments October 31, 2014 (unaudited)
	Principal Amount	Fair Value
MUNICIPAL BONDS (95.7%)

Education (21.4%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$388,654
*Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,678,320
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	213,474
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	770,782
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	202,768
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	273,807
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	269,955
Polk Cnty Sch Dist #15 4.000% 12/15/31	400,000	405,008
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	536,055
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	621,534
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	269,395
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	651,828
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	268,695
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	272,775
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	310,244
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,111,480
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	281,635
		8,526,409
General Obligation (18.6%)
Buffalo County NE GO 4.000% 12/15/30	135,000	139,337
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	259,032
Hall Cnty NE Sch Dist #2 Grand Island 5.000% 12/15/23	500,000	528,480
Knox Cnty Sch Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	256,442
Lancaster Cnty Sch Dist #160 Norris Schools 4.250% 12/15/25	400,000	401,948
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	103,895
*Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,591,674
Omaha, NE (Convention Center) G.O. 5.250% 04/01/27	1,000,000	1,304,510
Omaha NE Various Purpose 4.250% 10/15/26	500,000	520,045
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	285,272
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	277,455
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/23	250,000	263,037
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	263,225
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	278,180
Ralston NE Arena GO 4.500% 09/15/31	500,000	515,150
Scotts Bluff Cnty NE Sch Dist #32 GO Bldg Bonds 4.300% 12/15/29	440,000	442,129
		7,429,811
Health Care (12.0%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	263,565
Douglas Cnty NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	250,537
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	268,543
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	548,390
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	845,013
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	460,438
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,034,870
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	280,683
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	280,515
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	278,848
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	275,220
		4,786,622
Housing (2.0%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	272,095
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	540,760
		812,855
Other Revenue (8.3%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	834,780
NE Cooperative Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	265,693
NE Cooperative Republican Platte Enhancement Project River 5.000% 12/15/38	160,000	167,854
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	520,110
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	121,668
*Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,165,680
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	209,834
		3,285,619
Transportation (1.5%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	579,280

Utilities (31.9%)
*Central Plains Energy Project 5.000% 09/01/27	1,000,000	1,114,500
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	543,980
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	532,735
Grand Island, NE Sewer Syst Rev 5.000% 09/15/26	250,000	291,773
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	534,860
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,137,030
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	260,978
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	260,853
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	308,085
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	443,144
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	271,920
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	267,068
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/24	750,000	824,183
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/26	250,000	273,173
Mun Energy Agy of NE Pwr Supply Rev 5.125% 04/01/24	195,000	218,351
Mun Energy Agy of NE 5.000% 04/01/30	500,000	563,175
Mun Energy Agy of NE 5.000% 04/01/32	100,000	110,333
NE Pub Pwr Dist Rev 5.000% 01/01/28	500,000	578,625
NE Pub Pwr Dist Rev 5.000% 01/01/26	250,000	277,638
NE Pub Pwr Dist Rev 5.000% 01/01/30	500,000	566,155
Omaha NE Metropolitan Util Wtr Dist Rev 4.375% 12/01/26	400,000	415,572
Omaha Pub Pwr Rev Elec Rev 5.250% 02/01/23	250,000	278,125
Omaha Pub Pwr Rev 5.500% 02/01/33	100,000	111,182
Omaha NE Pub Pwr Dist Elec Syst Rev 6.200% 02/01/17	395,000	427,121
Omaha NE Pub Pwr Dist (Elec Rev) 4.750% 02/01/25	250,000	260,455
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	266,698
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	1,000,000	1,038,660
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	265,645
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	277,698
		12,719,715

TOTAL MUNICIPAL BONDS (COST: $36,504,538)		$38,140,311

SHORT-TERM SECURITIES (3.2%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $1,272,757)	1,272,757	$1,272,757

TOTAL INVESTMENTS IN SECURITIES (COST: $37,777,295) (98.9%)		$39,413,068
OTHER ASSETS LESS LIABILITIES (1.1%)		445,209

NET ASSETS (100.0%)		$39,858,277

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of October 31, 2014.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments October 31, 2014 (unaudited)
	Principal Amount	Fair Value
MUNICIPAL BONDS (89.6%)

Education (17.9%)
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$345,891
OK Agric & Mech Colleges OK St Univ 5.000% 07/01/39	140,000	154,931
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	630,000	663,207
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	804,420
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	268,282
OK Dev Fin Auth OK St Higher Ed (Master Lease) 4.500% 06/01/26	250,000	260,070
OK DFA East Central Univ. 4.000% 08/01/30	280,000	298,922
OK DFA East Central Univ. 4.000% 08/01/31	290,000	308,348
OK DFA East Central Univ 4.000% 08/01/32	305,000	322,986
OK DFA East Central Univ. 4.000% 08/01/33	315,000	332,230
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/22	500,000	516,150
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	258,075
*OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/30	1,000,000	1,032,300
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,071,550
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	250,315
Univ of OK Rev 5.000% 07/01/37	290,000	323,434
		7,211,111
General Obligation (4.7%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	195,059
Oklahoma City OK 4.250% 03/01/22	110,000	113,467
Oklahoma City OK 5.000% 03/01/27	400,000	441,720
Oklahoma City OK 4.000% 03/01/24	1,000,000	1,132,520
		1,882,766
Health Care (2.6%)
OK Devl Finance Auth (St John Health Sys) 5.000% 02/15/37	500,000	523,355
OK Dev Fin Auth (St John Health Syst) 5.000% 02/15/42	250,000	268,175
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	268,247
		1,059,777
Housing (1.3%)
OK Hsg Fin 5.050% 09/01/23	230,000	233,459
OK Hsg Fin 5.150% 09/01/29	115,000	116,685
OK Hsg Fin 5.200% 09/01/32	115,000	117,280
OK Hsg Fin Single Family Mtg Rev 5.100% 03/01/17	25,000	25,755
OK Hsg Fin Single Family Mtg Rev 5.100% 09/01/17	20,000	20,608
		513,787
Other Revenue (17.9%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	298,985
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	269,475
Durant OK Community Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	250,000
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/32	250,000	280,795
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/34	500,000	557,095
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/33	250,000	279,997
Oklahoma City OK Pub Auth (OK City Fairgrounds Fac) 5.500% 10/01/19	250,000	260,995
Oklahoma City Pub Property Hotel Tax Rev 4.500% 10/01/31	155,000	161,774
OK Dev Fin Auth Lease Rev 5.000% 06/01/24	350,000	422,482
OK Dev Fin Auth Lease Rev 5.000% 06/01/39	250,000	283,623
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	519,175
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	104,161
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	103,771
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	208,016
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	161,066
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	547,130
Tahlequah, OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	596,541
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	461,307
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	250,624
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	271,521
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	396,112
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	536,760
		7,221,405
Transportation (13.0%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	277,195
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	273,765
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,104,060
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,100,650
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	284,888
OK St Turnpike Auth 5.000% 01/01/23	500,000	593,450
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	286,450
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	128,026
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.375% 06/01/24	275,000	280,651
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	128,026
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	506,705
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	253,738
		5,217,604
Utilities (32.2%)
Claremore, OK (Public Works Util Rev.) 4.000% 07/01/19	300,000	333,810
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	108,661
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	254,458
Glenpool Util Rev 5.100% 12/01/35	250,000	277,178
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,113,090
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	216,460
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,268,460
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	100,896
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,277,680
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	263,890
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	289,258
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,569,339
OK Wtr Resources Brd 5.000% 04/01/28	500,000	573,010
OK Wtr Resources Brd 5.000% 04/01/32	140,000	161,906
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,000	121,007
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	180,801
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	166,625
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	107,632
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	861,113
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	102,883
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	627,501
		12,975,658

TOTAL MUNICIPAL BONDS (COST: $34,404,099)		$36,082,108

SHORT-TERM SECURITIES (9.4%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $3,786,140)	3,786,140	$3,786,140

TOTAL INVESTMENTS IN SECURITIES (COST: $38,190,239) (99.0%)		$39,868,248
OTHER ASSETS LESS LIABILITIES (1.0%)		387,888

NET ASSETS (100.0%)		$40,256,136

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of October 31, 2014.

MAINE MUNICIPAL FUND
Schedule of Investments October 31, 2014 (unaudited)
	Principal Amount	Fair Value
MUNICIPAL BONDS (90.9%)

Education (14.6%)
ME Ed Loan Auth Student Loan Rev 5.875% 12/01/39	$135,000	$146,721
ME Ed Loan Auth 4.450% 12/01/25	100,000	107,951
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	788,867
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	142,210
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	274,502
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	299,076
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	113,525
Univ of ME Sys Rev 4.625% 03/01/29	100,000	104,931
*Univ of ME Sys Rev 4.750% 03/01/37	550,000	571,428
		2,549,211
General Obligation (24.7%)
Auburn, ME GO 4.500% 09/01/22	100,000	117,415
Bangor ME 4.000% 09/01/24	155,000	167,093
Falmouth ME GO 4.250% 11/15/31	200,000	218,380
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	112,606
Gray ME Unlimited GO 4.000% 10/15/26	280,000	304,150
Gray ME Unlimited GO 4.000% 10/15/27	280,000	303,442
Lewiston ME GO 4.500% 01/15/25	200,000	201,804
State of Maine General Obligation 4.000% 06/01/20	150,000	172,908
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	278,212
Portland ME 4.250% 05/01/29	150,000	160,151
Portland ME 4.125% 10/01/29	100,000	108,118
Portland ME UNLTD GO 5.000% 08/01/21	125,000	152,551
Portland ME 5.000% 08/01/22	125,000	149,453
Saco ME GO 4.000% 04/01/28	100,000	107,894
Scarborough ME GO 4.400% 11/01/31	250,000	252,500
Scarborough ME GO 4.400% 11/01/32	480,000	484,800
Scarborough, ME GO 4.000% 11/01/28	100,000	108,740
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	271,632
ME Sch Adminstrative Dist # 51 4.000% 10/15/29	100,000	112,603
Waterville ME GO 4.000% 07/01/25	135,000	149,426
Waterville ME GO 3.000% 04/01/25	250,000	264,410
Wells - Ogunquit Community School Dist. 4.000% 11/01/24	100,000	115,203
		4,313,491
Health Care (18.0%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	500,000	570,725
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	15,000	16,781
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	647,698
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	125,797
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	290,168
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	268,580
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	235,000	255,725
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	211,242
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	229,068
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	180,000	209,970
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	250,000	298,125
		3,123,879
Housing (4.4%)
ME St Hsg Auth 4.000% 11/15/24	65,000	68,032
ME St Hsg Auth 4.450% 11/15/30	100,000	102,674
ME St Hsg Auth 4.700% 11/15/27	225,000	232,722
ME St Hsg Auth 4.375% 11/15/25	100,000	101,798
ME St Hsg Auth 5.150% 11/15/32	250,000	253,358
		758,584
Other Revenue (8.6%)
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	215,642
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/34	250,000	291,598
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	130,392
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	148,126
Maine Municipal Bond Bank 5.000% 11/01/27	100,000	120,037
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,005
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	596,035
		1,506,835
Transportation (14.5%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,137,020
Maine State Turnpike Auth 4.000% 07/01/32	250,000	260,720
ME St Tpk Auth 5.125% 07/01/30	500,000	508,760
Portland ME Airport Rev 5.250% 01/01/35	250,000	273,737
Portland ME Airport Rev 5.000% 07/01/22	100,000	115,973
Portland ME Airport Rev 5.000% 07/01/23	100,000	116,762
Portland ME Airport Rev 5.000% 07/01/24	100,000	116,373
		2,529,345
Utilities (6.1%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	538,280
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	525,875
		1,064,155

TOTAL MUNICIPAL BONDS (COST: $15,076,300)		$15,845,500

SHORT-TERM SECURITIES (8.1%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $1,420,018)	1,420,018	$1,420,018

TOTAL INVESTMENTS IN SECURITIES (COST: $16,496,318) (99.0%)		$17,265,518
OTHER ASSETS LESS LIABILITIES (1.0%)		174,301

NET ASSETS (100.0%)		$17,439,819

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of October 31, 2014.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments October 31, 2014 (unaudited)
	Principal Amount	Fair Value
MUNICIPAL BONDS (90.9%)

Education (12.7%)
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.625% 06/01/30	$50,000	$54,256
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.875% 06/01/35	70,000	75,248
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	216,042
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	113,685
NH Health & Ed Facs Dartmouth College 5.250% 06/01/39	100,000	113,518
		572,749
General Obligation (39.8%)
Carroll County NH UNLTD GO 4.000% 08/01/20	100,000	113,245
*Concord NH 4.000% 01/15/24	100,000	113,967
Dover NH GO 4.000% 6/15/28	100,000	108,487
*Hampton NH GO 4.000% 12/15/20	200,000	202,772
Hillsborough NH GO 4.000% 11/01/20	100,000	101,000
Hillsborough NH GO 4.000% 11/01/21	100,000	101,000
Hooksett, NH Sch Dist GO 5.000% 07/15/22	100,000	120,316
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	109,742
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	106,923
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	106,710
Nashua NH Unltd Go Capital Impt 3.000% 10/15/21	100,000	108,576
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	188,939
NH St Cap Impt GO 4.750% 03/01/27	100,000	108,071
Portsmouth NH GO Cap Impt 4.000% 08/01/19	100,000	102,329
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	107,698
		1,799,775
Health Care (19.8%)
NH Health & Ed Facs Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	111,843
NH Health & Ed Facs Conway Hosp 5.250% 06/01/16	100,000	104,770
NH Health & Ed Facs Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	107,347
NH Health & Ed Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	106,389
*NH Health & Ed Rev Covenant Health 5.000% 07/01/31	150,000	158,412
NH Health & Ed Rev Catholic Med Center 5.000% 07/01/24	100,000	113,723
*NH St Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	113,757
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	80,144
		896,385
Housing (12.5%)
NH St Hsg Single Fam Rev 4.900% 07/01/25	65,000	65,032
NH St Hsg Single Fam Rev 5.000% 07/01/30	65,000	65,053
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	85,000	86,702
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	155,000
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	80,000	84,474
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	106,193
		562,454
Other Revenue (3.5%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	157,553

Transportation (2.6%)
New Hampshire State Turnpike System 5.000% 08/01/25	100,000	118,923

TOTAL MUNICIPAL BONDS (COST: $3,974,872)		$4,107,839

SHORT-TERM SECURITIES (8.0%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $362,779)	362,779	$362,779

TOTAL INVESTMENTS IN SECURITIES (COST: $4,337,651) (98.9%)		$4,470,618
OTHER ASSETS LESS LIABILITIES (1.1%)		49,242

NET ASSETS (100.0%)		$4,519,860

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of October 31, 2014.

NOTE: INVESTMENT IN SECURITIES (unaudited)
October 31, 2014, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$54,964,169	$37,777,295	$38,190,239	$16,496,318	$4,337,651
Unrealized appreciation	$3,369,519	$1,700,426	$1,679,484	$780,935	$135,848
Unrealized depreciation	($23,545)	($64,653)	($1,475)	($11,735)	($2,881)
Net unrealized appreciation (depreciation)*	$3,345,974	$1,635,773	$1,678,009	$769,200	$132,967

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of October 31, 2014:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$3,187,125	$0	$0	$3,187,125
Municipal Bonds	0	55,123,018	0	55,123,018
Total	$3,187,125	$55,123,018	$0	$58,310,143

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,272,757	$0	$0	$1,272,757
Municipal Bonds	0	38,140,311	0	38,140,311
Total	$1,272,757	$38,140,311	$0	$39,413,068

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$3,786,140	$0	$0	$3,786,140
Municipal Bonds	0	36,082,108	0	36,082,108
Total	$3,786,140	$36,082,108	$0	$39,868,248

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,420,018	$0	$0	$1,420,018
Municipal Bonds	0	15,845,500	0	15,845,500
Total	$1,420,018	$15,845,500	$0	$17,265,518

New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$362,779	$0	$0	$362,779
Municipal Bonds	0	4,107,839	0	4,107,839
Total	$362,779	$4,107,839	$0	$4,470,618

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke

Shannon D. Radke

President

December 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke

Shannon D. Radke

President

December 26, 2014

By: /s/ Adam Forthun

Adam Forthun

Treasurer

December 26, 2014